Related Party Transaction and Balance - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Yi Wang Zheren Hu And Hui Lin [Member]
Related Party Transaction [Line Items]
shareholders loan	¥ 1,000